Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes	18. Income taxes

Income tax recognized in net income (loss) and comprehensive income (loss) is comprised of the following:

	December 31, 2022	December 31, 2021
	$	$
Current tax expense	219,406	439,023
Deferred tax expense	1,248,495	1,742,936

Income tax expense	1,467,901	2,181,959

Provision for income taxes

The income tax expense differs from the amount that would result from applying the federal and provincial income tax rates to the income (loss) before income taxes due to the following:

	December 31, 2022	December 31, 2021
	$	$
Income (loss) before income taxes	1,796,080	(1,950,060)
Statutory tax rate	26.5%	26.5%

Expected income tax expense (recovery) based on statutory rate	476,000	(517,000)
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	164,000	264,000
Permanent differences	279,000	374,000
Change in benefit of tax assets not recognized	255,000	613,000
Royalty, stream and other interests	-	1,624,305
Other	293,901	(176,346)

Income tax expense	1,467,901	2,181,959

Deferred tax liabilities

	December 31, 2022	December 31, 2021
	$	$
Royalty, stream and other interests	(2,991,431)	(1,742,936)

Total	(2,991,431)	(1,742,936)

Unrecognized deferred tax assets

As at December 31, 2022, the Company had temporary differences with a tax benefit of $3,847,000 (2021 - $3,693,000) which are not recognized as deferred tax assets. Management believes that it is not probable that sufficient taxable profits will be available in future years to allow the benefit of the following deferred tax assets to be utilized. The following table summarizes the composition of the Company’s deferred tax assets:

	December 31, 2022	December 31, 2021
	$	$
Non-capital losses – Canada	2,889,000	2,209,000
Net-capital losses – Australia	33,000	35,000
Financing costs	925,000	931,000
Other temporary differences	-	518,000

Total	3,847,000	3,693,000

The Company had deferred tax liabilities of $583,000, which has been recognized against the deferred tax asset in relation to the non-capital losses for Canada.

Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investment in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2022 is $5,460,000. No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

Tax loss carryforwards

As at December 31, 2022, the Company has deductible Canadian non-capital tax losses of $5,089,000 related to the Company’s Canadian parent and subsidiary and $nil from the Company’s Australian subsidiary. The Company’s Cayman Island subsidiary has a tax rate of 0%, therefore, the deductible temporary difference has not been disclosed. Canadian non-capital tax losses expire as follows:

	December 31, 2022	December 31, 2021
	$	$
2038	-	31,000
2039	-	53,000
2040	88,000	581,000
2041	1,833,000	1,544,000
2042	3,168,000	-

Total	5,089,000	2,209,000